                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013
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Check here if Amendment [_]        Amendment Number : __
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CHC Partners, L.L.C.
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Address:    c/o Columbus Hill Capital Management, L.P.
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            830 Morris Turnpike
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            Short Hills, NJ, 07078
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Form 13F File Number:    028-12245
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Kim*
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Title:      Authorized Signatory
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Phone:      973-921-3420
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Signature, Place, and Date of Signing:

  /s/ George Kim*           Short Hills, NJ            May 14, 2013
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   (Signature)               (City, State)                (Date)

* Signed as attorney-in-fact on behalf of Kevin D. Eng purusant to Power of Attorney dated February 13, 2012 and included as Exhibit 99.1 to this filing.

Report Type ( Check only one.):

[_] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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         Form 13F File Number      Name
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              028-12244            Columbus Hill Capital Management, L.P.
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